Schedule of Significant Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income taxes:
Federal
State					30,272
Foreign
Total current income taxes					30,272
Deferred income taxes:
Federal
State
Foreign
Total deferred income taxes
Income tax expense (benefit)	$ 28,655		$ 36,441		$ 30,272